WELLS FARGO MID CAP GROWTH FUND

                                                 Prospectus
                                                 Class A, Class B, and Class C



Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

























                                                            OCTOBER 1
                                                            2000



  INSIDE FRONT COVER

Table of Contents                                                                     Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------


Overview                              Objectives and Principal Strategy
This section contains                 Summary of Important Risks
important summary                     Summary of Expenses
information about the                 Key Information
Fund.


The Fund                              Mid Cap Growth Fund
                                      General Investment Risks
This section contains                 Organization and Management of the Fund
important information
about the individual
Fund.


Your Investment                       A Choice of Share Classes
                                      Reduced Sales Charges
Turn to this section for  Exchanges  information  on how to Your Account open an account and how How to Buy Shares to buy,  sell and  exchange How to Sell Shares
Fund shares.



Reference

Look here for                         Additional Services and Other Information
additional information                Description of Core Portfolio
and term definitions.                 Portfolio Managers
                                      Glossary




Wells Fargo Mid Cap Growth Fund Overview
--------------------------------------------------------------------------------

Objective
Seeks long-term capital appreciation.

Principal Strategy
The Fund invests in common stocks of medium-sized companies that we believe have superior growth potential. We consider "mid cap" companies to be those whose market capitalization is within the range of the Russell Mid Cap Growth Index.

Summary of Important Risks

This section summarizes important risks that are common to the Fund described in this Prospectus, and important risks that relate specifically to the Fund. Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund Description later in this Prospectus; o under the "General Investment Risks" section beginning on page 11; and o in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.


Equity Securities. The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stock and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. The Fund may invest in foreign companies (investments made through American Depositary Receipts and similar instruments), which are subject to additional risks, including less liquidity and greater price volatility. The Fund's investment in foreign companies is also subject to special risks associated with international investing, including currency, political, regulatory, information and diplomatic risks.

Fund-Specific Risks

The Fund invests primarily in medium capitalization growth stocks, which may under-perform compared to other market segments or to the equity markets as a whole. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies. The Fund invests in the stocks of domestic mid cap companies and may invest a portion of its assets in the stocks of foreign mid cap companies. Foreign company stocks involve special risks, including generally higher commission rates, and political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. We select medium capitalization growth stocks based largely on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.





   Performance History
--------------------------------------------------------------------------------

The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown in this Prospectus.



  Summary of Expenses
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

-------------------------------------- --------------- ---------------- --------------

=====================================  Mid Cap         Mid Cap Growth   Mid Cap
                                       Growth Fund     Fund             Growth Fund
Shareholder Fees
                                       --------------- ---------------- --------------
                                       Class A         Class B          Class C
--------------------------------------
                                       --------------- ---------------- --------------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     5.75%           None             None
-------------------------------------- --------------- ---------------- --------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of    None            5.00%            1.00%
  the Net Asset Value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- --------------- ---------------- --------------


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)
--------------------------------------------------------------------------------

----------------------- ---------------------------

                           Mid Cap Growth Fund
                        ---------------------------
                        --------- -------- --------
                         Class     Class    Class
                        ========     B        C
                           A
-----------------------
                        --------- -------- --------
Management Fees          0.75%     0.75%    0.75%
----------------------- --------- -------- --------
----------------------- --------- -------- --------
Distribution (12b-1)     0.00%     0.75%    0.75%
Fees
----------------------- --------- -------- --------
Other Expenses1          0.83%     0.83%    0.83%
----------------------- --------- -------- --------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              1.58%     2.33%    2.33%
----------------------- --------- -------- --------
Fee Waivers2             0.18%     0.18%    0.18%
----------------------- --------- -------- --------
NET EXPENSES             1.40%     2.15%    2.15%
----------------------- --------- -------- --------


--------------------------------

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Fee waivers are contractual and apply for a minimum of one year from the commencement of operations of the Fund and remain in effect thereafter until such time as the Board of Trustees acts to reduce or eliminate such waivers.


--------------------------------------------------------------------------------
Example of Expenses
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ------------------------

                  Mid Cap Growth Fund
                ------------------------
                ------- ------- --------
                Class   Class    Class
                ======    B        C
                  A
---------------
                ------- ------- --------
1 YEAR          $ 709   $        $318
                         718
--------------- ------- ------- --------
3 YEARS         $1029   $1,010   $710
--------------- ------- ------- --------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

--------------- ------------------------

                  Mid Cap Growth Fund
                ------------------------
                ------- ------- --------
                Class   Class    Class
                  A       B        C
---------------
                ------- ------- --------
1 YEAR          $        $218    $218
                 709
--------------- ------- ------- --------
3 YEARS         $1029   $1,010   $710
--------------- ------- ------- --------



Key Information
--------------------------------------------------------------------------------

Important information you should look for as you decide whether to invest in the
Fund: The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------

Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for the Fund tell you:
o what the Fund is trying to achieve; and o how we intend to invest your money.

--------------------------------------------------------------------------------

Permitted Investments
A summary of the Fund's key permitted investments and practices.

--------------------------------------------------------------------------------

Important Risk Factors and Other Considerations
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.




Mid Cap Growth Fund
--------------------------------------------------------------------------------

Portfolio Managers:                 Thomas Zeifang, CFA; Christopher Greene
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment Objective
The Mid Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a diversified portfolio of common stocks issued by domestic and foreign companies whose market capitalization falls within the range of the Russell Mid Cap Growth Index. As of May 31, 2000, the range was $80 million to $52.7 billion, but it is expected to change frequently. We select stocks that we believe have strong earnings growth potential, and that are diversified across economic sectors.

We focus on mid cap companies that we expect will have above average prospects for capital appreciation.

--------------------------------------------------------------------------------

Permitted Investments
Under normal market conditions, we invest:

o at least 65% of total assets in Mid Cap Growth-oriented common stocks; o in at least 40 common stock issues spread across multiple industry groups and sectors of the economy;
o up to 25% of total assets in initial public offerings or recent start-ups and newer issues; and
o no more than 25% of total assets in foreign companies through American Depositary Receipts ("ADRs") or similar issues.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of long term capital appreciation.

--------------------------------------------------------------------------------

Important Risk Factors and Other Considerations

Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies. In particular, medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Some of the medium-sized companies in which the Fund invests may have more aggressive capital structures, including higher debt levels, or are involved in rapidly growing or changing industries, and/or new technologies. We select medium capitalization growth stocks based largely on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

At the discretion of the Board of Trustees, the Fund may become a Gateway fund in a "core and Gateway" structure. A Gateway fund invests substantially all of its assets in one or more core portfolios whose objectives and investment strategies are consistent with the Fund's investment objective. Gateway funds can enhance their investment opportunities and reduce their expenses through sharing the costs and benefits of managing a large pool of assets. Core portfolios do not offer shares to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s). The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. Although shareholder approval is not required to make this change, we will notify you if the Board elects this structure.

You should consider the "Summary of Important Risks" section on page 6, the "General Investment Risks" section beginning on page 14, and the specific risks listed here. They are all important to your investment choice.



General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o    We cannot guarantee that we will meet our investment  objectives.
o We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is known as price volatility.
o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An investment in a single Fund, by itself, does not constitute a complete investment plan.
o The Mid Cap Growth Fund invests in medium-sized domestic and foreign companies (investments made through ADRs and similar instruments) and is subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
o The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.



General Investment Risks (Cont'd)
--------------------------------------------------------------------------------

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

--------------------------------------------------------------------------------

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors and Other Considerations" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

Remember,   the  Fund  is  designed  to  meet  different  investment  needs  and objectives.

                                                                       ---
                                                                         MID CAP GROWTH
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
--------------------------------------------------  Leverage  Risk      o
The ability to borrow from banks for temporary
purposes to meet shareholder redemptions.
                                                                       ---
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments  with interest  rates that are adjusted  Interest Rate      o
either on a schedule or when an index or and Credit
Risk benchmark changes.
--------------------------------------------------- ------------------ ---





General Investment Risks (Cont'd)
---------------------------------------------------------------------------------
                                                                           ----
                                                                             MID CAP GROWTH
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Investment Practice                                   Risk
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Foreign Securities
----------------------------------------------------  Information,
Equity securities issued by a non-U.S. company in     Political,            o
the form of an American Depository Receipt or         Regulatory,
similar instrument.                                   Diplomatic,
                                                      Liquidity and
                                                      Currency Risk
----------------------------------------------------- -------------------- ----




----------------------------------------------------- -------------------- ----
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later     Interest Rate,        o
date or bought or sold for a fixed price at a fixed   Leverage, Credit
date.                                                 and
                                                      Experience Risk
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Illiquid Securities
A security that cannot be readily sold, or cannot     Liquidity Risk        o
be readily sold without negatively affecting its
fair price. Limited to 15% of total assets.
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Loans of Portfolio Securities
The practice of loaning  securities  to brokers,     Credit,
dealers and financial institutions to increase       Counter-Party          o
return on those securities.  Loans may
be made up and Leverage Risk to Investment Company
Act of 1940 limits (currently one-third of total
assets including the value of collateral received).
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Mortgage-Backed Securities
Securities  consisting  of undivided  fractional      Interest  Rate,        o
interests in pools of mortgages  originated by        Credit,  Prepayment
lenders such as commercial banks,  savings  and       Experience  Risk
associations  and  mortgage  bankers and
brokers.
----------------------------------------------------- -------------------- ----
----------------------------------------------------- -------------------- ----
Options
The right or obligation to receive or deliver a       Credit,
security or cash payment depending on the             Information           o
security's  price or the performance of an index      Liquidity Risk
or and  benchmark. Types of options used may include:
options on securities, options on a stock index, stock
index futures and options on stock index futures to
protect liquidity and portfolio value.
----------------------------------------------------- -------------------- ----






General Investment Risks (Cont'd)
--------------------------------------------------------------------------------
                                                                       ---
                                                                         MID CAP GROWTH
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Other Mutual Funds
A pro rata portion of the other fund's expenses,     Market Risk        o
in addition to the expenses paid by the Fund, may
 be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities  that are not publicly traded but which   Liquidity Risk     o
may or may not be resold in accordance with Rule
144A under the Securities Act of 1933.
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A transaction in which the seller of a security     Credit and         o
agrees to buy back a security at an agreed upon     Counter-Party
time and price, usually with interest.              Risk
--------------------------------------------------- ------------------ ---






Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interest of the shareholders it may make a change in one of these companies.







Organization and Management of the Fund (Cont'd)
--------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      ------------------------------------------------------------------------------------
                               Supervises the Fund's activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Wells Fargo Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th Street & Marquette, Minneapolis, MN
      Manages the Fund's investment              Provides safekeeping for the Fund's
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
      ===================================================================================
                                        525 Market St.
                                          10th Floor
                                    San Francisco, CA 94105
                           Manages the Fund's investment activities


      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market St.          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Dr.
      Markets the Fund     Manages the             Quincy, MA              Provide
      and distributes      Fund's business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   paying of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------









Organization and Management of the Fund (Cont'd)
--------------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates provided advisory services for over $161 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Mid Cap Growth Fund. WCM is responsible for the day-to-day investment management activities of the Fund. As of June 30, 2000, WCM provided advisory services for over $80 billion in assets.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.






A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus: o Class A Shares - with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares. o Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.
o Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice between share classes of a single fund is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of more than $250,000 are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each class of the Mid Cap Growth Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.






A Choice of Share Classes (Cont'd)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                       CLASS A SHARES LISTED IN THIS PROSPECTUS
                      HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
------------------------------ ---------------------------- ---------------------------
                                     FRONT-END SALES             FRONT-END SALES
                                       CHARGE AS %                 CHARGE AS %
           AMOUNT                       OF PUBLIC                   OF AMOUNT
         OF PURCHASE                 OFFERING PRICE                  INVESTED
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
Less than $50,000                         5.75%                       6.10%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$50,000 to $99,999                        4.75%                       4.99%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$100,000 to $249,999                      3.75%                       3.90%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$250,000 to $499,999                      2.75%                       2.83%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$500,000 to $999,999                      2.00%                       2.04%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$1,000,000 and over1                      0.00%                       0.00%
------------------------------ ---------------------------- ---------------------------


================================================================================

1We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:



---------------------------------------------------------------------------------------------
                       CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                            THE FOLLOWING SALES CHARGE SCHEDULE:
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------
REDEMPTION     1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS    8 YEARS
WITHIN
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------
--------------                                                          ---------- ----------
CDSC           5.00%   4.00%    3.00%     3.00%     2.00%     1.00%     0.00%      A shares
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------


The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.








Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

o You pay no sales charges on Fund shares you buy with reinvested distributions.
o You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
o By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
o Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds, in which you have already paid a front-end load, in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.
o You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

o a family unit, including children under the age of twenty-one or single trust estate;
o a trustee or fiduciary purchasing for a single fiduciary relationship; or

o the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940, as amended), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

  How a Letter of Intent Can Save You Money!
  If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Class B and Class C Share CDSC Reductions
o You pay no CDSC on Funds shares you purchase with reinvested distributions.
o We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

--------------------------------------------------------------------------------

o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
o We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
o We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Fund shareholders in certain qualified accounts up to certain units. (See the Statement of Additional Information for further details.)
o We waive Class C share CDSC for certain types of accounts.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV: o Current and retired employees, directors, trustees and officers of:
o    Wells Fargo Funds and its affiliates;
o    Stephens Inc. and its affiliates;
o    Broker-Dealers who act as selling agents; and
o    Certain service providers to the Wells Fargo Funds.
o and the families of any of the above. Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap" accounts with whom Wells Fargo has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap" accounts. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B and Class C shares of the Mid Cap Growth Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution Plan. The Class B and Class C shares each pay 0.75% of average daily net assets on an annual basis.

These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGES
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.
o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes. o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Fund involved.
o You may make exchanges between like share classes. You may also exchange from any Class C shares into the Money Market Fund Class  A  shares.
Exchanged   shares  retain  any  applicable  CDSC  upon redemption.
o Exchanges between Class B shares and the Wells Fargo Money Market Fund Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class. o In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a three month period, or seem to be following a timing pattern.

Generally, we will notify you 60 days in advance of any changes in your exchange privileges.






Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. We may use fair value pricing methods to determine the NAV of funds that invest directly or indirectly in international securities when we believe that closing market prices do not accurately reflect security values. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on closing market prices. See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.
o The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
o By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment); o Through a brokerage account with an approved selling agent; or o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments
o $1,000 per Fund minimum initial investment; or o $100 per Fund if you use the Systematic Purchase Program; and o $100 per Fund for all investments after your initial investment.

  We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.






Your Account                                        How to Buy Shares
--------------------------------------------------------------------------------
================================================================================
The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.
================================================================================
BY MAIL
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
o Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. (If no choice is indicated, Class A shares will be designated.) Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.
================================================================================
o Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Mid Cap Growth Fund, Class B." Checks made payable to any entity other than Wells Fargo Funds will be returned
    "not in good  order/proper form."
===============================================================================
o You may start your account with $100 if you elect the Systematic Purchase Plan option on the Application.
================================================================================
o    Mail to:
Wells Fargo Funds         Overnight Mail Only:             Wells Fargo Funds
ATTN:  CCSU-Boston Financial                        ATTN:  CCSU-Boston Financial
       P.O. Box 8266                                       66 Brooks Drive
       Boston, MA 02266-8266                               Braintree, MA  02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
o Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
================================================================================
o Enclose the payment stub/card from your statement if available.
================================================================================
o    Mail to:      Wells Fargo Funds
                   ATTN:  CCSU - Boston Financial
                   P.O. Box 8266
                   Boston, MA  02266-8266








Your Account                                               How To Buy Shares
--------------------------------------------------------------------------------

================================================================================
BY WIRE
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
o You must first call Shareholder Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.
================================================================================
o If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.
================================================================================
o Mail the completed Application. Your Account will be credited on the business day that the transfer agent receives your application in proper order.
================================================================================
o    Overnight Application to:
                                   Wells Fargo Funds
                                   ATTN:  CCSU-Boston Financial
                                   66 Brooks Drive
                                   Braintree, MA  02184

o    Wire money to:                                     Attention:
                       State Street Bank & Trust        Wells Fargo Funds (Name
                       Boston, MA                       of Fund and Share Class)

                       Bank Routing Number:             Account Name:
                       ABA 011-000028                   (Registration Name
                                                         Indicated on
                                                         Application)

                    Wire Purchase Account Number:
                    9905-437-1



--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME
--------------------------------------------------------------------------------
o Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.
================================================================================
o    Wire money to:                                    Attention:
                      State Street Bank & Trust        Wells Fargo Funds (Name
                      Boston, MA                       of Fund and Share Class)
================================
                     Bank Routing Number:             Account Name:
                     ABA 011-000028                   (Registration Name
                                                      Indicated on Application)

                                 Wire Purchase Account Number:
                                 9905-437-1









Your Account                               How To Buy Shares
--------------------------------------------------------------------------------

================================================================================
BY PHONE
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.
================================================================================
o Call Shareholder Services at 1-800-222-8222, option 0 for a Shareholder Services Representative or option 1 to use our Automated Voice Response service to either:
================================================================================
o    transfer at least $1,000 from a linked settlement account, or
o exchange at least $1,000 worth of shares from an existing Wells Fargo Fund. Please see "Exchanges" section for special rules.
================================================================================
--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
o Call Shareholder Services at 1-800-222-8222, option 0 for a Shareholder Services Representative or option 1 to use our Automated Voice Response service to either:
================================================================================
o    transfer at least $100 from a linked settlement account, or
o        exchange at least $100 worth of shares from  another  Wells Fargo Fund.
         Please see "Exchanges" section for special rules.
================================================================================

Your Account                                     How To Sell Shares
--------------------------------------------------------------------------------

================================================================================
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through  brokerage  and other types of  accounts,  please  consult  your selling agent.
================================================================================
BY MAIL
================================================================================
o Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
================================================================================
o Make sure all the account owners sign the request exactly as their names appear on the account application.
================================================================================
o You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Shareholder Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
================================================================================
o Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
================================================================================
o    Mail to:        Wells Fargo Funds
                     ATTN:  CCSU-Boston Financial
                     P.O. Box 8266
                     Boston, MA 02266-8266
====================

================================================================================

================================================================================
BY PHONE
================================================================================
o Call Shareholder Services at 1-800-222-8222, option 0 for a Shareholder Services Representative or option 1 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.
================================================================================
o Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
================================================================================
o You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Shareholder Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
================================================================================
o Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.
================================================================================
o Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
================================================================================
o We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.
================================================================================

================================================================================







Your Account
--------------------------------------------------------------------------------

================================================================================
GENERAL NOTES FOR SELLING SHARES
================================================================================
o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
================================================================================
o Your redemptions are net of any applicable CDSC.
================================================================================
o If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
================================================================================
o    We reserve  the right to delay  payment of a  redemption  so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders
================================================================================
o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
================================================================================

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Shareholder Services at 1-800-222-8222 for more information.

o Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase and specify an amount of at least $100.

o Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
o must have a Fund account valued at $10,000 or more; o must have your distributions reinvested; and o may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions
The Fund in this Prospectus pays any dividends and capital gains distributions at least annually.

We offer the following distribution options:

o Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
o Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.


  Additional Services and Other Information (Cont'd)
--------------------------------------------------------------------------------

o Directed Distribution Purchase Option - Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


Remember, distributions have the effect of reducing the NAV per share by the amount distributed.


  Taxes
  The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

  Dividends distributed from the Fund attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

  Portfolio Managers
--------------------------------------------------------------------------------


  Thomas Zeifang, CFA
  Mid Cap Growth Fund since 2000. Mr. Zeifang joined WCM in 1997 as a Portfolio Manager and currently is a Managing Director of the Small- and Mid cap Equity Team. As strategy leader, he is responsible for fundamental security analysis. Prior to WCM, he was a Small Cap Equity Portfolio Manager from 1995 to 1997 at Wells Fargo Bank. Prior to 1995, he was a Financial Analyst at Fleet Investment Advisors. Mr. Zeifang holds a BS in Business Administration from St. Bonaventure University and an MBA from the University of Rochester.

  Christopher Greene
  Mid Cap Growth Fund since 2000. Mr. Green joined WCM in 1997 as Portfolio Manager and Analyst for the firm's Small- and Mid cap Equity Team. He is responsible for fundamental security analysis of small and Mid Cap Growth securities. Before joining WCM, he worked at Hambrecht & Quist, an investment banking firm, as an Analyst in the corporate finance department from 1993 to 1996. Mr. Greene received a BA in Economics from Claremont McKenna College.

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans, or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund' total assets.

--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are commonly known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Liquidity
The ability to readily sell a security at a fair price.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP") The NAV with the sales load added.

--------------------------------------------------------------------------------

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell Mid Cap Growth Index
Measures the performance of those Russell Mid cap Index companies with higher price to book ratios and higher forecasted growth values. The Russell Mid cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:

Call 1-800-222-8222, option 4;

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266; or

Visit the SEC's web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC  20549-6009; or
by electronic request at publicinfo@sec.gov
Call:  1-800-SEC-0330 for details


ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:
Wells Fargo Checking and Savings:  1-800-869-3557
Next Stage IRA or Stagecoach IRA:  1-800-237-8472
Portfolio Advisor:  1-877-689-7882



                          --------------------------------------------------
ICA Reg. No. 811-09253    NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                          WFFT MC (8/00)
                          --------------------------------------------------

================================================================================





                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated October 1, 2000

                               MID CAP GROWTH FUND

                          Class A, Class B, and Class C

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Mid Cap Growth Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Mid Cap Growth Fund is considered to be diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Mid Cap Growth Fund offers Class A, Class B and Class C shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, also dated October 1, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.











                                TABLE OF CONTENTS

                                                                        Page

Investment Policies....................................................  1

Additional Permitted Investment Activities and Associated Risks.......   5

Management............................................................   19

Performance Calculations..............................................   24

Determination of Net Asset Value.......................................  28

Additional Purchase and Redemption Information.........................  29

Portfolio Transactions.................................................  30

Fund Expenses..........................................................  32

Federal Income Taxes.................................................... 32

Capital Stock.........................................................   35

Other..................................................................  39

Counsel................................................................  40

Independent Auditors...................................................  40

                               INVESTMENT POLICIES

         Fundamental Investment Policies

         The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

(1) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(2) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(3) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in
accordance  with  the  Fund's  investment   program  may  be  deemed  to  be  an
underwriting;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(7) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or securities of any industry considered to be a "technology" related industry as categorized by the Securities and Exchange Commission; nor (8) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

         Non-Fundamental Investment Policies

   The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

(1) The Fund may invest in shares of other investment companies only to the extent permitted under Section 12(d)(1)(A) of the 1940 Act, including the rules, regulations and any orders obtained thereunder.

(2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

(4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) The Fund may sell securities short, whether or not it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box").

         General

         Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

          ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Fund. Not all Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

         Bank Obligations

         The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Borrowing

         The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

         Commercial Paper

         The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

         Convertible Securities

         The Fund may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

         Custodial Receipts for Treasury Securities

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Derivative Securities: Futures and Options Contracts

         Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, the Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in the Fund's portfolio does not follow the Advisor's expectations. If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, the Fund cannot settle a future or option contract at the time the Advisor determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

         The Advisor uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objectives, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

         The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         Futures Contracts. The Fund may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of the Fund, the Fund may not receive a full refund of its margin.

         Although the Fund intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

         The Fund may also purchase options on futures contracts. See "Options Trading" below.

         Foreign Currency Futures Contracts and Foreign Currency Transactions. The Fund may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

         The Fund may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

         A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, the Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, the Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes the Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause the Fund to be unable to hedge its securities, and may cause the Fund to lose money on its Currency Futures investments.

         The Fund may also purchase options on Currency Futures. See "Options Trading" below.

         Options Trading. The Fund may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Fund will only write call options that are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds an offsetting call on the same instrument or index as the call written. The Fund will write put options they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

         The Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If the Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which certain Funds may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Fund may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect the Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Fund risks the loss of the premium paid for the option. The Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate and index swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by the Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

         Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

         Dollar Roll Transactions

         The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from the Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

         Floating- and Variable-Rate Obligations

         The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

         Foreign Obligations and Securities

         The Fund may invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, the Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Illiquid Securities

         The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

         Initial Public Offerings

         The Fund may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. The Fund's ability to invest in foreign companies may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to greater economic and political instability in some countries.

         Loans of Portfolio Securities

         The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

   A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

         Money Market Instruments and Temporary Investments

         The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

         Letters  of  Credit.   Certain  of  the  debt  obligations   (including
certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

         Repurchase Agreements. The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment Advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.



         Other Investment Companies

         The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d)(1)(A) of the 1940 Act. Currently, under the 1940 Act, the Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

         iShares. The Fund may invest in "iShares" securities, which are index-tracking mutual funds sold in 50,000 share "Creation Units," primarily to institutions or other large investors. iShares seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index.

         Closed-End Investment Companies

         The Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Fund will invest in such companies when, in the Advisor's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

         Participation Interests

         The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Privately Issued Securities

         The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

         Reverse Repurchase Agreements

         The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

         Medium-Sized Company Securities

         Investments in medium capitalization companies carry greater risk than investments in larger capitalization companies. Medium capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of medium capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Investment in medium-sized, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case.

         Unrated Investments

         The Fund may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

         U.S. Government Obligations

         The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

         Nationally Recognized Ratings Organizations

         The ratings of Moodys Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                                       MANAGEMENT

         The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown,  65                        Trustee  Director,  Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                       Corporation and Farm Credit System Financial
Sarasota,  FL 34231                                              Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke, 59                        Trustee              Principal on the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                         President            Executive Vice President of Wells Fargo Bank, N.A.
                                                                  since July 1999.  Senior Vice President of Wells
                                                                  Fargo Bank, N.A. from April 1997 to May 1999.
                                                                  Vice President of American Express Financial
                                                                  Advisors from May 1996 to April 1997, and Director
                                                                  of American Express Financial Advisors from March
                                                                  1993 to May 1996.

Karla M. Rabusch, 41                         Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                                  since May 2000.  Vice President of Wells Fargo
                                                                  Bank, N.A. from December 1997 to May 2000.  Prior
                                                                  thereto, Director of Managed Assets Investment
                                                                  Accounting of American Express Financial Advisors
                                                                  from May 1994 to November 1997.

C. David Messman, 40                         Secretary            Vice President and Senior Counsel of Wells Fargo
                                                                  Bank, N.A. since January 1996.  Prior thereto,
                                                                  Branch Chief, Division of Investment Management,
                                                                  U.S. Securities and Exchange Commission.

         Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

         Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex.

         As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

         Investment Advisor. Subject to the general supervision of the Board, Wells Fargo Bank provides investment advisory services to the Fund. As the investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategies and performance of the Fund.

         As compensation for its advisory services for the Fund, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets.

         Investment Sub-Advisor. Wells Fargo has engaged Wells Capital Management Incorporated ("WCM") to serve as the investment sub-advisor to the Mid Cap Growth Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Fund's assets. WCM is responsible for the day-to-day management of the Fund. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund. WCM also furnishes such additional reports and information as Wells Fargo and the Trust's Board of Trustees and officers may reasonably request. Wells Fargo Bank may, from time to time and at its own discretion, allocate and reallocate services provided by and fees paid to WCM, its wholly owned subsidiary.

         As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

         Administrator. The Trust has retained Wells Fargo Bank as Administrator on behalf of the Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of the Fund's average daily net assets on an annual basis.

         Distributor. Stephens Inc. ("Stephens," the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Fund pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         The actual fee payable to the Distributor by the above-indicated Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Fund and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

         Shareholder Servicing Agent. The Fund has approved a Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as custodian, Wells Fargo Bank MN is entitled to receive 0.15% of the average daily net assets of the Fund except the Gateway Funds.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. In addition, the Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of the Fund.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Fund of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Fund on a continuous basis.

                      PERFORMANCE CALCULATIONS

         The Fund has been in operation for less than one calendar year, and therefore the Fund's performance information is not shown.

         The Fund may  advertise  certain  yield and total  return  information.
Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return: The Fund may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

         Cumulative Total Return: In addition to the above performance information, the Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank
Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment
Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Fund or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."
         The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

         From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

         The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly "Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

         The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Fund through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

         The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


         The Trust also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. If the values reported on a foreign exchange are materially affected by events occurring after the close of the foreign exchange, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.


         Foreign portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board of Trustees, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund reserve the right to reject any purchase orders, and may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.


The dealer reallowance for Class A shares of the Mid Cap Growth Fund is as follows:


----------------------- -------------------- --------------------- --------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
        AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
     OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------

----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
Less than $50,000              5.75%                6.10%                 5.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$50,000 to $99,999             4.75%                4.99%                 4.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$100,000 to $249,999           3.75%                3.90%                 3.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$250,000 to $499,999           2.75%                2.83%                 2.25%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$500,000 to $999,999           2.00%                2.04%                 1.75%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$1,000,000 and over1           0.00%                0.00%                 1.00%
----------------------- -------------------- --------------------- --------------------


1We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


         Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.


Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase
Class A shares at net asset value.


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or WCM. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of the Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         Wells Fargo Bank, as the Investment Advisor of the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                                          FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

         Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.


                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

         General. The Trust intends to continue to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to the Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.